UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 600
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        August 9th, 2012
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      89
Form 13F Information Table Value Total:      $146330
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1588    24634 SH       SOLE                                      24634
Accenture PLC                  COM              G1151C101     2530    42097 SH       SOLE                                      42097
Ametek Inc                     COM              031100100     2384    47756 SH       SOLE                                      47756
Amphenol Corp New Cl A         COM              032095101     1270    23125 SH       SOLE                                      23125
Ansys Inc                      COM              03662Q105     1077    17061 SH       SOLE                                      17061
Apple Computer Inc             COM              037833100     3564     6103 SH       SOLE                                       6103
Aptargroup Inc                 COM              038336103      535    10486 SH       SOLE                                      10486
Australia & New Zealand Bkg Gr COM              052528304      220     9750 SH       SOLE                                       9750
Automatic Data Proc            COM              053015103      237     4257 SH       SOLE                                       4257
Autozone Inc                   COM              053332102     1403     3821 SH       SOLE                                       3821
BCE Inc. New                   COM              05534B760     2144    52042 SH       SOLE                                      52042
Bank of Montreal               COM              063671101     1484    26863 SH       SOLE                                      26863
Becton Dickinson & Co          COM              075887109     1073    14350 SH       SOLE                                      14350
Bristol-Myers Squibb           COM              110122108      449    12478 SH       SOLE                                      12478
C H Robinson Worldwide Inc New COM              12541W209     1405    24012 SH       SOLE                                      24012
Canadian National Railway Corp COM              136375102     2296    27206 SH       SOLE                                      27206
Celgene Corporation            COM              151020104      739    11515 SH       SOLE                                      11515
Central Fund Of Canada         COM              153501101      581    29350 SH       SOLE                                      29350
CenturyLink                    COM              156700106      647    16375 SH       SOLE                                      16375
Check Point Software           COM              M22465104     3482    70211 SH       SOLE                                      70211
Chevron Texaco Corp            COM              166764100     3734    35397 SH       SOLE                                      35397
Church & Dwight Inc            COM              171340102     3483    62792 SH       SOLE                                      62792
Cimarex Energy Co.             COM              171798101      207     3750 SH       SOLE                                       3750
Citrix Systems                 COM              177376100     2070    24660 SH       SOLE                                      24660
Clean Harbors Inc              COM              184496107     2341    41486 SH       SOLE                                      41486
Cognizant Tech                 COM              192446102     1738    28966 SH       SOLE                                      28966
Cummins Inc                    COM              231021106     2321    23954 SH       SOLE                                      23954
Danaher Corp                   COM              235851102     2051    39391 SH       SOLE                                      39391
Dominion Resources             COM              25746U109     1423    26355 SH       SOLE                                      26355
Donaldson Company Inc          COM              257651109     1707    51140 SH       SOLE                                      51140
Dover Corp                     COM              260003108      225     4200 SH       SOLE                                       4200
Ecolab                         COM              278865100     4021    58678 SH       SOLE                                      58678
Energizer Holdings             COM              29266R108      337     4475 SH       SOLE                                       4475
Express Scripts Holding Co     COM              30219G108     1296    23217 SH       SOLE                                      23217
Exxon Mobil Corp               COM              30231G102      398     4651 SH       SOLE                                       4651
Factset Research System        COM              303075105     1985    21355 SH       SOLE                                      21355
Fastenal Co                    COM              311900104     1989    49341 SH       SOLE                                      49341
FirstEnergy Corp               COM              337932107      448     9100 SH       SOLE                                       9100
Fiserv Inc.                    COM              337738108     1856    25698 SH       SOLE                                      25698
Grainger (WW) Inc              COM              384802104     4771    24949 SH       SOLE                                      24949
Health Care Reit Inc           COM              42217K106     1155    19816 SH       SOLE                                      19816
Henry Schein Inc.              COM              806407102     2914    37127 SH       SOLE                                      37127
Humana Inc.                    COM              444859102     1686    21775 SH       SOLE                                      21775
Idexx Labs                     COM              45168D104     3779    39315 SH       SOLE                                      39315
Int'l Business Mach            COM              459200101     5095    26052 SH       SOLE                                      26052
Intuit Inc. Com                COM              461202103     2209    37224 SH       SOLE                                      37224
Intuitive Surgical Inc         COM              46120E602      552      997 SH       SOLE                                        997
Johnson & Johnson              COM              478160104     1088    16100 SH       SOLE                                      16100
Kirby Corporation              COM              497266106      513    10893 SH       SOLE                                      10893
Knight Transportation Inc      COM              499064103      264    16500 SH       SOLE                                      16500
Laboratory Corp of American Ho COM              50540R409     1963    21200 SH       SOLE                                      21200
MasterCard Worldwide           COM              57636Q104     2610     6069 SH       SOLE                                       6069
McCormick & Co                 COM              579780206     2087    34411 SH       SOLE                                      34411
McDonald's Corp                COM              580135101     2027    22893 SH       SOLE                                      22893
Merck & Co New                 COM              58933Y105      548    13128 SH       SOLE                                      13128
Monster Beverage Corporation   COM              611740101     2237    31419 SH       SOLE                                      31419
Netease Inc Spons ADR          COM              64110W102      617    10477 SH       SOLE                                      10477
NextEra Energy Inc             COM              65339F101     1038    15086 SH       SOLE                                      15086
Nice Systems Ltd ADR           COM              653656108      579    15810 SH       SOLE                                      15810
Nike Inc Cl B                  COM              654106103     1254    14282 SH       SOLE                                      14282
Noble Energy Inc.              COM              655044105      403     4750 SH       SOLE                                       4750
Norfolk Southern Corp          COM              655844108      867    12085 SH       SOLE                                      12085
Novo Nordisk Spons ADR         COM              670100205     3879    26687 SH       SOLE                                      26687
O'Reilly Automotive Inc New    COM              67103H107     3252    38821 SH       SOLE                                      38821
Oracle Corporation             COM              68389x105     1076    36225 SH       SOLE                                      36225
Paychex Inc                    COM              704326107      272     8670 SH       SOLE                                       8670
Praxair Inc                    COM              74005P104     2844    26156 SH       SOLE                                      26156
Procter & Gamble Co            COM              742718109      208     3394 SH       SOLE                                       3394
Public Storage Inc Com         COM              74460D109     1672    11579 SH       SOLE                                      11579
Qualcomm Inc                   COM              747525103      548     9835 SH       SOLE                                       9835
Questar Corporation            COM              748356102     2104   100845 SH       SOLE                                     100845
Rogers Communications Cl B     COM              775109200      729    20125 SH       SOLE                                      20125
Roper Inds Inc New Com         COM              776696106     2423    24583 SH       SOLE                                      24583
Shire Ltd Spons ADR            COM              82481R106     1042    12062 SH       SOLE                                      12062
Sigma-Aldrich Corp             COM              826552101     4609    62342 SH       SOLE                                      62342
Smucker, (JM)                  COM              832696405      936    12400 SH       SOLE                                      12400
Southern Co                    COM              842587107     1214    26226 SH       SOLE                                      26226
Stericycle Inc                 COM              858912108     2807    30620 SH       SOLE                                      30620
Stryker Corp                   COM              863667101      937    17007 SH       SOLE                                      17007
Suncor Energy Inc.             COM              867224107      239     8250 SH       SOLE                                       8250
Syngenta Adr                   COM              87160A100     1059    15477 SH       SOLE                                      15477
TRPrice Assoc                  COM              74144T108     2039    32383 SH       SOLE                                      32383
Taiwan Semiconductor Mfg       COM              874039100      956    68460 SH       SOLE                                      68460
Teradata Corp                  COM              88076W103      760    10550 SH       SOLE                                      10550
Thermo Fisher Scientific       COM              883556102      783    15075 SH       SOLE                                      15075
Toronto-Dominion Bank          COM              891160509     1882    24053 SH       SOLE                                      24053
Trimble Navigation Ltd         COM              896239100     1630    35429 SH       SOLE                                      35429
United Technologies            COM              913017109     2710    35880 SH       SOLE                                      35880
WGL Holdings Inc.              COM              92924f106      728    18305 SH       SOLE                                      18305